Stock-Based Compensation and Employee Benefits - Restricted Stock Units - narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation related to stock options, RSUs and ESPP, period for recognition	2 years 7 months 6 days
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation expenses related to unvested RSUs	$ 2.6
Unrecognized share-based compensation related to stock options, RSUs and ESPP, period for recognition	8 months 12 days
Restricted Stock Units (RSUs) | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	3 years